SHARE CAPITAL 07/31/17 (Detail) - Summary Of Stock Options Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Set 1 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,300,000	1,300,000
Exercise Price	$ 0.1	$ 0.1
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year	1 year 3 months
Set 2 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	260,000	260,000
Exercise Price	$ 0.15	$ 0.15
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year	1 year 3 months
Set 3 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	300,000	300,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year	1 year 3 months
Set 4 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	200,000	200,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Nov. 19, 2018	Nov. 19, 2018
Remaining Contractual Life (years)	1 year 109 days 12 hours	1 year 204 days 9 hours 36 minutes
Set 5 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	150,000	150,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jan. 08, 2019	Jan. 08, 2019
Remaining Contractual Life (years)	1 year 160 days 14 hours 24 minutes	1 year 251 days 20 hours 24 minutes
Set 6 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	300,000	300,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	May 23, 2019	May 23, 2019
Remaining Contractual Life (years)	1 year 295 days 15 hours 36 minutes	2 years 21 days 21 hours 36 minutes
Set 7 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	150,000	150,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Dec. 16, 2017	Dec. 16, 2017
Remaining Contractual Life (years)	138 days 16 hours 48 minutes	229 days 22 hours 48 minutes
Set 8 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,975,000	1,975,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jan. 29, 2020	Jan. 29, 2020
Remaining Contractual Life (years)	2 years 6 months	2 years 9 months
Set 9 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	200,000	200,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Aug. 04, 2020	Aug. 04, 2020
Remaining Contractual Life (years)	3 years 3 days 15 hours 36 minutes	3 years 98 days 13 hours 12 minutes
Set 10 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,000,000	1,000,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Feb. 25, 2018	Feb. 25, 2018
Remaining Contractual Life (years)	204 days 9 hours 36 minutes	299 days 7 hours 12 minutes
Set 11 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	20,000	20,000
Exercise Price	$ 0.22	$ 0.22
Expiry Date	May 19, 2018	May 19, 2018
Remaining Contractual Life (years)	292 days	1 year 18 days 6 hours
Set 12 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	300,000	300,000
Exercise Price	$ 0.3	$ 0.3
Expiry Date	Jul. 21, 2021	Jul. 21, 2021
Remaining Contractual Life (years)	3 years 357 days 16 hours 48 minutes	4 years 83 days 22 hours 48 minutes
Set 13 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	400,000	400,000
Exercise Price	$ 0.3	$ 0.3
Expiry Date	Nov. 03, 2021	Nov. 03, 2021
Remaining Contractual Life (years)	4 years 94 days 21 hours 36 minutes	4 years 186 days 3 hours 36 minutes